Fair Value Measurement	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 12 – FAIR VALUE MEASUREMENT

The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2021 and December 31, 2020:

	June 30, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$12,612	$12,612	$-	$-
Short term deposits	10,024	10,024
Marketable securities	67,964	67,964
Restricted cash	178	178	-	-
Cash held with respect to CVR Agreement	793	793	-	-
Total financial assets	$91,571	$91,571	$-	$-

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$5,673	$5,673	$-	$-
Short term deposits	30,034	30,034	-	-
Cash held with respect to CVR Agreement	1,171	1,171	-	-
Restricted cash	168	168	-	-
Total financial assets	$37,046	$37,046	$-	$-